VANECK CLO ETF
SCHEDULE OF INVESTMENTS
September 30, 2024 (unaudited)
1
Par
(000's) Value
GOVERNMENT OBLIGATIONS : 2.0%
United States : 2.0%
United States Treasury Bill
4.65%, 10/08/24 $ 5,200 $ 5,195,271
5.24%, 10/01/24 5,220 5,220,000
Underline
Total Government Obligations
(Cost: $10,415,366) 10,415,271
COLLATERALIZED LOAN OBLIGATIONS :
93.5%
610 Funding CLO 2 Ltd. 144A
6.63% (Term SOFR USD 3
Month+1.35%), 01/20/34 10,600 10,612,720
7.13% (Term SOFR USD 3
Month+1.85%), 01/20/34 2,500 2,505,273
Allegro CLO IX Ltd. 144A
7.14% (Term SOFR USD 3
Month+1.85%), 10/16/31 7,465 7,474,779
Allegro CLO XII Ltd. 144A
6.72% (Term SOFR USD 3
Month+1.44%), 07/21/37 8,625 8,633,444
Apidos Clo Xxv 144A
7.08% (Term SOFR USD 3
Month+1.80%), 10/20/31 2,125 2,130,196
Ares LIV CLO Ltd. 144A
7.10% (Term SOFR USD 3
Month+1.80%), 10/15/32 1,750 1,752,490
Ares LX CLO Ltd. 144A
7.19% (Term SOFR USD 3
Month+1.91%), 07/18/34 2,000 2,002,990
Bain Capital Credit CLO
2017-2 Ltd. 144A
6.69% (Term SOFR USD 3
Month+1.40%), 07/25/37 10,600 10,620,532
Bain Capital Credit CLO
2020-1 Ltd. 144A
7.08% (Term SOFR USD 3
Month+1.80%), 04/18/33 2,250 2,255,895
Bain Capital Credit CLO
2020-5 Ltd. 144A
8.88% (Term SOFR USD 3
Month+3.60%), 04/20/34 5,000 5,037,960
Bain Capital Credit CLO
2021-2 Ltd. 144A
7.75% (Term SOFR USD 3
Month+3.10%), 07/16/34 12,850 12,900,705
Bain Capital Credit CLO
2021-4 Ltd. 144A
7.19% (Term SOFR USD 3
Month+1.91%), 10/20/34 1,750 1,752,489
Barings CLO Ltd. 2016-II
144A
6.61% (Term SOFR USD 3
Month+1.33%), 01/20/32 6,618 6,622,798
BlueMountain CLO XXV Ltd.
144A
7.26% (Term SOFR USD 3
Month+1.96%), 07/15/36 3,250 3,254,875
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
7.81% (Term SOFR USD 3
Month+2.51%), 07/15/36 $ 1,700 $ 1,701,936
BlueMountain CLO XXX Ltd.
144A
7.20% (Term SOFR USD 3
Month+1.90%), 04/15/35 3,135 3,139,703
BlueMountain CLO XXXII Ltd.
144A
7.26% (Term SOFR USD 3
Month+1.96%), 10/15/34 4,000 4,006,756
Canyon Capital CLO 2016-1
Ltd. 144A
7.26% (Term SOFR USD 3
Month+1.96%), 07/15/31 10,000 10,020,410
Canyon Capital CLO 2016-2
Ltd. 144A
7.31% (Term SOFR USD 3
Month+2.01%), 10/15/31 6,000 6,013,296
Canyon Capital CLO 2019-1
Ltd. 144A
6.73% (Term SOFR USD 3
Month+1.43%), 07/15/37 2,150 2,153,709
Carlyle Global Market
Strategies CLO 2012-4 Ltd.
144A
6.60% (Term SOFR USD 3
Month+1.75%), 04/22/32 1,750 1,751,223
6.95% (Term SOFR USD 3
Month+2.10%), 04/22/32 1,425 1,426,351
Carlyle Global Market
Strategies CLO 2015-4 Ltd.
144A
7.13% (Term SOFR USD 3
Month+1.85%), 07/20/32 8,520 8,566,775
CARLYLE US CLO 2018-4 LTD
144A
6.62% (Term SOFR USD 3
Month+1.75%), 10/17/37 10,250 10,281,939
CBAM 2017-2 Ltd. 144A
7.40% (Term SOFR USD 3
Month+2.11%), 07/17/34 1,500 1,503,365
CBAM 2021-14 Ltd. 144A
8.64% (Term SOFR USD 3
Month+3.36%), 04/20/34 5,000 4,911,095
Cedar Funding VIII CLO Ltd.
144A
7.20% (Term SOFR USD 3
Month+1.91%), 10/17/34 1,750 1,753,827
CIFC Funding 2014-III Ltd.
144A
6.99% (Term SOFR USD 3
Month+1.71%), 10/22/31 1,250 1,251,223
Columbia Cent CLO 31 Ltd.
144A
6.74% (Term SOFR USD 3
Month+1.46%), 04/20/34 6,000 6,005,646
7.09% (Term SOFR USD 3
Month+1.81%), 04/20/34 8,380 8,389,151

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
2
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
Columbia Cent CLO 32 Ltd.
144A
7.33% (Term SOFR USD 3
Month+2.05%), 07/24/34 $ 4,000 $ 4,019,044
8.45% (Term SOFR USD 3
Month+3.17%), 07/24/34 10,000 10,049,640
Crestline Denali CLO XIV Ltd.
144A
6.68% (Term SOFR USD 3
Month+1.40%), 10/23/31 2,435 2,437,200
Denali Capital Clo XII Ltd.
144A
6.61% (Term SOFR USD 3
Month+1.31%), 04/15/31 941 941,443
Dryden 104 CLO Ltd. 144A
6.60% (Term SOFR USD 3
Month+1.60%), 08/20/34 1,075 1,075,691
6.75% (Term SOFR USD 3
Month+1.75%), 08/20/34 1,000 1,001,124
Dryden 109 CLO Ltd. 144A
7.28% (Term SOFR USD 3
Month+2.00%), 04/20/35 1,250 1,252,123
Dryden 61 CLO Ltd. 144A
7.07% (Term SOFR USD 3
Month+1.58%), 01/17/32 10,375 10,384,607
Dryden 64 CLO Ltd. 144A
6.51% (Term SOFR USD 3
Month+1.23%), 04/18/31 850 850,786
Dryden 80 CLO Ltd. 144A
7.04% (Term SOFR USD 3
Month+1.75%), 01/17/33 1,250 1,252,133
7.44% (Term SOFR USD 3
Month+2.15%), 01/17/33 1,250 1,251,094
Dryden 93 CLO Ltd. 144A
7.16% (Term SOFR USD 3
Month+1.86%), 01/15/34 1,750 1,753,063
Fort Washington CLO 2019-1
144A
6.32% (Term SOFR USD 3
Month+1.70%), 10/20/37 5,500 5,504,125
6.52% (Term SOFR USD 3
Month+1.90%), 10/20/37 4,650 4,655,813
6.92% (Term SOFR USD 3
Month+2.30%), 10/20/37 3,000 3,007,500
KKR CLO 24 Ltd. 144A
6.62% (Term SOFR USD 3
Month+1.34%), 04/20/32 3,567 3,571,182
KKR CLO 28 Ltd. 144A
7.39% (Term SOFR USD 3
Month+2.10%), 02/09/35 8,000 8,038,216
7.99% (Term SOFR USD 3
Month+2.70%), 02/09/35 1,500 1,510,949
KKR CLO 30 Ltd. 144A
7.19% (Term SOFR USD 3
Month+1.85%), 04/17/37 2,500 2,516,915
KKR CLO 36 Ltd. 144A
7.26% (Term SOFR USD 3
Month+1.96%), 10/15/34 5,000 5,008,005
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
LCM 29 Ltd. 144A
6.63% (Term SOFR USD 3
Month+1.33%), 04/15/31 $ 4,908 $ 4,908,848
Madison Park Funding XXXII
Ltd. 144A
7.03% (Term SOFR USD 3
Month+1.75%), 07/22/37 2,325 2,332,012
MidOcean Credit CLO X 144A
6.88% (Term SOFR USD 3
Month+1.60%), 10/23/34 1,400 1,404,382
7.23% (Term SOFR USD 3
Month+1.95%), 10/23/34 2,650 2,657,367
Neuberger Berman Loan
Advisers Clo 57 Ltd. 144A
6.30% (Term SOFR USD 3
Month+1.70%), 10/24/38 2,000 2,002,854
6.60% (Term SOFR USD 3
Month+2.00%), 10/24/38 1,000 1,002,687
Ocean Trails CLO 8 144A
6.90% (Term SOFR USD 3
Month+1.75%), 07/15/34 3,000 3,003,327
OCP CLO 2019-17 Ltd. 144A
6.70% (Term SOFR USD 3
Month+1.40%), 07/20/37 5,950 5,980,452
OCP CLO 2020-19 Ltd. 144A
7.24% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,750 1,752,660
OCP CLO 2021-22 Ltd. 144A
6.72% (Term SOFR USD 3
Month+1.44%), 12/02/34 1,250 1,251,445
Octagon Investment
Partners 28 Ltd. 144A
7.04% (Term SOFR USD 3
Month+1.72%), 04/24/37 2,500 2,508,560
Octagon Investment
Partners 43 Ltd. 144A
7.13% (Term SOFR USD 3
Month+1.85%), 10/25/32 5,000 5,009,805
OZLM Funding II Ltd. 144A
6.46% (Term SOFR USD 3
Month+1.20%), 07/30/31 7,016 7,018,879
OZLM XIX Ltd. 144A
6.89% (Term SOFR USD 3
Month+1.35%), 01/15/35 16,625 16,638,299
7.59% (Term SOFR USD 3
Month+2.05%), 01/15/35 3,125 3,128,184
OZLM XV Ltd. 144A
6.50% (Term SOFR USD 3
Month+1.22%), 04/20/33 10,600 10,604,261
OZLM XXII Ltd. 144A
6.62% (Term SOFR USD 3
Month+1.33%), 01/17/31 544 544,074
OZLM XXIII Ltd. 144A
6.51% (Term SOFR USD 3
Month+1.85%), 10/15/37 5,500 5,507,849
6.86% (Term SOFR USD 3
Month+2.20%), 10/15/37 6,000 6,016,122

Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
Park Blue Clo 2024-V Ltd.
144A
6.80% (Term SOFR USD 3
Month+1.48%), 07/25/37 $ 5,000 $ 5,012,000
POLUS US CLO I Ltd. 144A
6.53% (Term SOFR USD 3
Month+1.90%), 10/20/37 3,000 3,003,750
7.03% (Term SOFR USD 3
Month+2.40%), 10/20/37 1,550 1,553,875
Riserva CLO Ltd. 144A
6.89% (Term SOFR USD 3
Month+1.61%), 01/18/34 2,540 2,542,563
Rockford Tower CLO 2019-2
Ltd. 144A
6.79% (Term SOFR USD 3
Month+2.00%), 08/20/32 3,000 3,008,061
Rockford Tower CLO 2020-1
Ltd. 144A
7.38% (Term SOFR USD 3
Month+2.10%), 01/20/36 2,000 2,011,764
9.88% (Term SOFR USD 3
Month+4.60%), 01/20/36 4,650 4,671,348
Rockford Tower CLO 2022-3
Ltd. 144A
6.72% (Term SOFR USD 3
Month+1.44%), 07/20/37 12,000 12,037,799
RR 16 Ltd. 144A
7.21% (Term SOFR USD 3
Month+1.91%), 07/15/36 5,000 5,010,065
RR15 Ltd. 144A
7.01% (Term SOFR USD 3
Month+1.71%), 04/15/36 5,065 5,068,520
RRX 4 Ltd. 144A
6.76% (Term SOFR USD 3
Month+1.46%), 07/15/34 1,750 1,750,733
Signal Peak CLO 1 Ltd. 144A
7.35% (Term SOFR USD 3
Month+2.06%), 04/17/34 3,132 3,137,998
8.95% (Term SOFR USD 3
Month+3.66%), 04/17/34 3,000 3,005,097
Signal Peak CLO 10 Ltd. 144A
7.29% (Term SOFR USD 3
Month+2.01%), 01/24/35 1,220 1,222,163
7.59% (Term SOFR USD 3
Month+2.31%), 07/21/34 1,250 1,253,068
Signal Peak CLO 4 Ltd. 144A
7.29% (Term SOFR USD 3
Month+2.01%), 10/26/34 1,450 1,451,749
8.74% (Term SOFR USD 3
Month+3.46%), 10/26/34 7,400 7,410,693
Signal Peak CLO 7 Ltd. 144A
6.75% (Term SOFR USD 3
Month+2.15%), 10/20/37 1,050 1,052,817
Sound Point CLO 39 Ltd.
144A
7.06% (Term SOFR USD 3
Month+1.75%), 07/20/37 5,500 5,510,285
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
Sound Point CLO XVIII Ltd.
144A
6.66% (Term SOFR USD 3
Month+1.38%), 01/21/31 $ 4,652 $ 4,655,163
Sound Point CLO XXVI Ltd.
144A
7.19% (Term SOFR USD 3
Month+1.91%), 07/20/34 10,510 10,516,621
Sound Point CLO XXXIII Ltd.
144A
7.18% (Term SOFR USD 3
Month+1.90%), 04/25/35 9,900 9,906,227
Symphony CLO 42 Ltd. 144A
6.84% (Term SOFR USD 3
Month+1.53%), 04/17/37 10,600 10,652,269
TCI-Symphony CLO 2017-1
Ltd. 144A
6.49% (Term SOFR USD 3
Month+1.19%), 07/15/30 1,839 1,840,964
TCW CLO 2017-1A Ltd. 144A
9.20% (Term SOFR USD 3
Month+3.93%), 10/29/34 12,000 12,025,296
TCW CLO 2018-1 Ltd. 144A
6.52% (Term SOFR USD 3
Month+1.23%), 04/25/31 1,308 1,310,618
TCW CLO 2019-1 AMR Ltd.
144A
7.05% (Term SOFR USD 3
Month+1.95%), 08/16/34 8,925 8,943,992
9.03% (Term SOFR USD 3
Month+3.93%), 08/16/34 3,200 3,206,800
THL Credit Wind River 2019-
3 CLO Ltd. 144A
6.64% (Term SOFR USD 3
Month+1.34%), 07/15/31 4,803 4,808,781
TICP CLO VII Ltd. 144A
7.20% (Term SOFR USD 3
Month+1.90%), 04/15/33 3,700 3,710,175
Trinitas CLO XIV Ltd. 144A
6.82% (Term SOFR USD 3
Month+1.54%), 01/25/34 6,750 6,772,970
7.68% (Term SOFR USD 3
Month+2.40%), 01/25/34 11,500 11,514,847
Trinitas CLO XVII Ltd. 144A
7.24% (Term SOFR USD 3
Month+1.96%), 10/20/34 1,500 1,502,648
Voya CLO 2016-3 Ltd. 144A
6.98% (Term SOFR USD 3
Month+1.70%), 10/18/31 5,500 5,507,777
Voya CLO 2018-1 Ltd. 144A
6.49% (Term SOFR USD 3
Month+1.21%), 04/19/31 3,420 3,422,696
Warwick Capital CLO 3 Ltd.
144A
6.97% (Term SOFR USD 3
Month+1.65%), 04/20/37 14,000 14,097,999
Whitebox CLO III Ltd. 144A

VANECK CLO ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)
4
FootnoteRuleAboveBlank
Footnotes:
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
6.36% (Term SOFR USD 3
Month+1.70%), 10/15/35 $ 1,000 $ 1,001,250
Par
(000’s) Value
COLLATERALIZED LOAN OBLIGATIONS:
93.5% (continued)
6.56% (Term SOFR USD 3
Month+1.90%), 10/15/35 $ 2,100 $ 2,105,250
491,002,962
Total Collateralized Loan Obligations
(Cost: $487,816,797) 491,002,962
Total Investments: 95.5%
(Cost: $498,232,163) 501,418,233
Other assets less liabilities: 4.5% 23,502,254
NET ASSETS: 100.0% $ 524,920,487
SOFR Secured Overnight Financing Rate
USD United States Dollar
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $491,002,962, or 93.5% of net assets.